GuideMark Core Fixed Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 33.3%	Par	Value
U.S. Treasury Bonds
3.38%, 08/15/2042	$2,190,000	$1,810,429
0.63%, 02/15/2043	82,379	60,427
3.13%, 02/15/2043	2,820,000	2,230,995
3.63%, 08/15/2043	590,000	500,509
3.75%, 11/15/2043	795,000	685,532
1.38%, 02/15/2044	216,710	180,559
3.13%, 08/15/2044	2,220,000	1,726,744
0.75%, 02/15/2045	395,448	286,964
2.50%, 02/15/2045	810,000	562,918
3.00%, 11/15/2045	240,000	180,759
2.50%, 02/15/2046	950,000	650,750
2.25%, 08/15/2046	1,610,000	1,041,217
3.00%, 02/15/2047	2,510,000	1,863,234
2.75%, 11/15/2047	1,050,000	738,158
3.00%, 02/15/2048	500,000	367,461
3.13%, 05/15/2048	2,220,000	1,665,954
0.25%, 02/15/2050	435,873	254,648
1.25%, 05/15/2050	2,996,000	1,424,036
1.38%, 08/15/2050	2,069,000	1,011,587
1.63%, 11/15/2050	1,020,000	533,149
3.00%, 08/15/2052	1,660,000	1,193,579
4.13%, 08/15/2053	695,000	620,260
4.75%, 11/15/2053	470,000	465,906
4.25%, 08/15/2054	10,000	9,152
U.S. Treasury Notes
2.00%, 11/15/2026 (i)	4,340,000	4,165,722
4.25%, 03/15/2027	3,140,000	3,139,387
1.88%, 02/28/2029	5,260,000	4,764,615
2.38%, 03/31/2029	4,935,000	4,554,754
2.75%, 05/31/2029	2,025,000	1,893,533
3.25%, 06/30/2029	775,000	739,565
4.13%, 11/30/2029	1,905,000	1,883,420
0.63%, 05/15/2030	1,410,000	1,157,136
4.63%, 05/31/2031	1,805,000	1,820,089
1.38%, 11/15/2031	1,030,000	841,824
2.88%, 05/15/2032	1,075,000	965,715
2.75%, 08/15/2032	2,320,000	2,058,184
3.88%, 08/15/2033	1,245,000	1,185,425
4.50%, 11/15/2033	590,000	587,603
1.75%, 01/15/2034	1,032,045	989,951
4.25%, 11/15/2034	4,465,000	4,350,236
TOTAL U.S. TREASURY SECURITIES (Cost $63,284,605)		55,162,086

MORTGAGE-BACKED SECURITIES - 30.2%	Par	Value
Federal Home Loan Mortgage Corp.
Pool 780447, 7.09% (1 yr. CMT Rate + 2.25%), 04/01/2033	10,256	10,525
Pool A43129, 5.50%, 02/01/2036	40	40
Pool Q49389, 3.50%, 07/01/2047	162,738	146,267
Pool Q52093, 3.50%, 11/01/2047	144,818	130,159
Pool QC8858, 2.50%, 10/01/2051	1,646,308	1,360,628
Pool QD4104, 2.00%, 01/01/2052	2,268,574	1,772,175
Pool QE0827, 2.00%, 04/01/2052	141,421	110,228
Pool SD8123, 3.00%, 01/01/2051	1,464,758	1,254,373
Pool SD8431, 5.50%, 05/01/2054	2,479,419	2,447,921
Pool U90688, 4.00%, 05/01/2042	94,940	89,606
Series 2022-DNA4, Class M1B, 7.92% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027) (a)	170,000	178,016
Series 2022-DNA7, Class M1B, 9.57% (30 day avg SOFR US + 5.00%), 03/25/2052 (Callable 09/25/2027) (a)	75,000	82,187
Series 2022-HQA3, Class M1B, 8.12% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027) (a)	175,000	184,167
Series 2329, Class ZA, 6.50%, 06/15/2031	29,213	29,588
Series 2338, Class ZC, 6.50%, 07/15/2031	18,318	18,869
Series 3883, Class PB, 3.00%, 05/15/2041	22,070	20,804
Series 4961, Class JB, 2.50%, 12/15/2042	87,334	78,369
Series 5170, Class DP, 2.00%, 07/25/2050	303,402	259,025
Series K068, Class A2, 3.24%, 08/25/2027 (Callable 08/25/2027)	82,000	79,286
Series K104, Class X1, 1.11%, 01/25/2030 (Callable 01/25/2030) (b)(c)	697,230	31,570
Series K110, Class X1, 1.69%, 04/25/2030 (Callable 04/25/2030) (b)(c)	330,931	22,833
Series K111, Class X1, 1.57%, 05/25/2030 (Callable 05/25/2030) (b)(c)	1,312,002	88,683
Series K114, Class X1, 1.11%, 06/25/2030 (Callable 03/25/2030) (b)(c)	926,792	45,825
Series K122, Class X1, 0.87%, 11/25/2030 (Callable 08/25/2030) (b)(c)	295,496	12,087
Federal National Mortgage Association
Pool TBA, 1.50%, 01/15/2036 (d)	3,300,000	2,828,773
Pool TBA, 6.00%, 01/15/2041 (d)	5,196,000	5,223,035
Pool TBA, 2.50%, 01/15/2047 (d)	50,000	40,699
Pool TBA, 2.00%, 01/15/2051 (d)	1,150,000	894,143
Pool 310229, 3.50%, 08/01/2043	336,060	304,403
Pool 357850, 5.50%, 07/01/2035	1,877	1,897
Pool 544859, 4.91% (Ent 11th COFI Repl + 1.70%), 08/01/2029	218	217
Pool 727181, 5.00%, 08/01/2033	941	937
Pool 730727, 5.00%, 08/01/2033	445	443
Pool 741862, 5.50%, 09/01/2033	149	150
Pool 766197, 5.50%, 02/01/2034	189	191
Pool 775776, 5.50%, 05/01/2034	1,761	1,776
Pool 776974, 5.50%, 04/01/2034	40	40
Pool 781629, 5.50%, 12/01/2034	1,262	1,275
Pool 786848, 7.00%, 10/01/2031	22,677	23,503
Pool 802783, 6.74% (RFUCCT1Y + 1.61%), 10/01/2034	58,081	58,630
Pool 820242, 5.00%, 07/01/2035	1,309	1,299
Pool 822815, 5.50%, 04/01/2035	1,330	1,342
Pool 838452, 5.50%, 09/01/2035	203	202
Pool 865854, 6.00%, 03/01/2036	1,413	1,461
Pool 888504, 5.01% (1 yr. CMT Rate + 2.01%), 04/01/2034	25,996	26,636
Pool 891474, 6.00%, 04/01/2036	1,831	1,879
Pool 899119, 5.50%, 04/01/2037	24	24
Pool 906000, 6.00%, 01/01/2037	871	901
Pool 928062, 5.50%, 02/01/2037	21	21
Pool 964930, 5.50%, 08/01/2038	43	43
Pool 968371, 5.50%, 09/01/2038	15	15
Pool 970131, 5.50%, 03/01/2038	56	56
Pool 985108, 5.50%, 07/01/2038	33	34
Pool 987032, 5.50%, 08/01/2038	21	21
Pool 993050, 5.50%, 12/01/2038	13	13
Pool 993579, 4.00%, 05/01/2039	5,514	5,164
Pool AA5840, 4.00%, 06/01/2039	928	876
Pool AA8715, 4.00%, 06/01/2039	20,127	18,992
Pool AB1500, 4.00%, 09/01/2040	3,491	3,294
Pool AB3995, 4.00%, 12/01/2041	5,736	5,412
Pool AB5529, 4.00%, 07/01/2042	14,047	13,414
Pool AB6228, 3.50%, 09/01/2042	48,995	44,644
Pool AD0586, 4.50%, 12/01/2039	54,011	52,368
Pool AD1889, 4.50%, 03/01/2041	48,349	46,852
Pool AD4062, 5.00%, 05/01/2040	129,276	128,829
Pool AD6929, 5.00%, 06/01/2040	98,607	98,265
Pool AD9856, 4.00%, 09/01/2040	3,077	2,904
Pool AD9896, 4.00%, 08/01/2040	2,903	2,715
Pool AE2559, 4.00%, 09/01/2040	1,628	1,537
Pool AE2562, 4.00%, 09/01/2040	491	463
Pool AE2566, 4.00%, 09/01/2040	391	369
Pool AE3916, 4.00%, 11/01/2040	4,131	3,898
Pool AE4124, 4.00%, 10/01/2040	5,735	5,412
Pool AE4888, 4.00%, 10/01/2040	3,436	3,243
Pool AE5147, 4.00%, 11/01/2040	616	581
Pool AE8715, 4.00%, 11/01/2040	8,204	7,741
Pool AH0006, 4.00%, 12/01/2040	1,176	1,109
Pool AH0020, 4.00%, 12/01/2040	4,050	3,821
Pool AH0599, 4.00%, 12/01/2040	5,103	4,815
Pool AH0601, 4.00%, 12/01/2040	891	841
Pool AH1263, 4.00%, 01/01/2041	4,132	3,899
Pool AH4659, 4.00%, 02/01/2041	954	901
Pool AH5653, 4.00%, 02/01/2041	18,553	17,507
Pool AH6150, 4.00%, 03/01/2041	3,345	3,155
Pool AI0848, 4.00%, 12/01/2041	5,186	4,883
Pool AI8842, 4.50%, 08/01/2041	15,134	14,673
Pool AJ1562, 4.00%, 10/01/2041	6,466	6,092
Pool AJ1972, 4.00%, 10/01/2041	2,736	2,582
Pool AJ2212, 4.50%, 10/01/2041	174,820	169,135
Pool AJ2446, 4.00%, 01/01/2042	3,623	3,409
Pool AJ3330, 4.00%, 11/01/2041	5,638	5,313
Pool AJ4187, 4.00%, 12/01/2041	4,282	4,037
Pool AJ4549, 4.00%, 11/01/2041	4,731	4,464
Pool AJ4698, 4.00%, 11/01/2041	4,573	4,315
Pool AJ4756, 4.00%, 10/01/2041	6,772	6,390
Pool AJ5424, 4.00%, 11/01/2041	9,541	9,003
Pool AJ5736, 4.00%, 12/01/2041	5,105	4,816
Pool AJ5968, 4.00%, 12/01/2041	2,943	2,768
Pool AJ6061, 4.00%, 12/01/2041	5,328	5,013
Pool AJ7538, 4.00%, 01/01/2042	7,643	7,211
Pool AJ7840, 4.00%, 11/01/2041	3,133	2,956
Pool AJ7868, 4.00%, 12/01/2041	4,257	4,013
Pool AJ8001, 4.00%, 01/01/2042	2,508	2,354
Pool AJ8104, 4.00%, 12/01/2041	9,421	8,889
Pool AJ8109, 4.00%, 12/01/2041	7,199	6,793
Pool AJ8171, 4.00%, 12/01/2041	3,464	3,268
Pool AJ8325, 3.00%, 12/01/2026	35,550	35,073
Pool AJ8341, 4.00%, 12/01/2041	7,895	7,433
Pool AJ8369, 4.00%, 01/01/2042	6,097	5,750
Pool AJ8436, 4.00%, 12/01/2041	10,055	9,488
Pool AJ8912, 4.00%, 12/01/2041	4,260	4,014
Pool AJ9162, 4.00%, 01/01/2042	7,198	6,789
Pool AJ9248, 4.00%, 12/01/2041	4,841	4,568
Pool AJ9330, 4.00%, 01/01/2042	33,852	31,942
Pool AJ9779, 4.00%, 01/01/2042	1,945	1,835
Pool AK0170, 4.00%, 01/01/2042	5,848	5,513
Pool AK0543, 4.00%, 01/01/2042	13,108	12,368
Pool AK0563, 4.00%, 01/01/2042	5,507	5,196
Pool AK1827, 4.00%, 01/01/2042	10,156	9,583
Pool AL0187, 5.00%, 05/01/2041	20,577	20,506
Pool AL0215, 4.50%, 04/01/2041	25,532	24,755
Pool AL0456, 5.00%, 06/01/2041	3,901	3,887
Pool AL0815, 4.00%, 09/01/2041	12,976	12,243
Pool AL0934, 5.00%, 02/01/2041	26,490	26,398
Pool AL2752, 5.00%, 03/01/2042	82,332	82,047
Pool AL5233, 4.00%, 01/01/2041	17,311	16,335
Pool AQ9316, 2.50%, 01/01/2043	138,845	118,188
Pool AS5469, 4.00%, 07/01/2045	158,287	146,997
Pool AS5597, 3.50%, 08/01/2045	26,479	23,767
Pool AS7170, 3.50%, 05/01/2046	109,463	98,249
Pool AS7242, 3.50%, 05/01/2046	100,529	90,231
Pool AS7492, 4.00%, 07/01/2046	81,447	75,612
Pool AS8947, 3.50%, 03/01/2047	142,990	128,343
Pool AS9772, 3.50%, 06/01/2037	117,635	110,674
Pool AT2720, 3.00%, 05/01/2043	363,318	320,306
Pool AT5900, 3.00%, 06/01/2043	223,789	197,316
Pool AU1625, 3.50%, 07/01/2043	136,941	124,290
Pool AZ0832, 4.00%, 07/01/2045	223,529	207,863
Pool BC4938, 2.50%, 04/01/2031	12,374	11,756
Pool BC9468, 3.00%, 06/01/2046	199,988	173,731
Pool BN5279, 4.00%, 02/01/2049	338,403	313,593
Pool BT2317, 2.00%, 03/01/2052	233,578	182,222
Pool BT7155, 2.00%, 08/01/2051	317,939	247,623
Pool BV1380, 2.00%, 01/01/2052	754,071	587,292
Pool BV2993, 2.00%, 04/01/2052	813,498	634,466
Pool BV9804, 2.00%, 05/01/2052	169,785	132,299
Pool CA0858, 3.50%, 12/01/2047	1,118,302	1,003,734
Pool CB6431, 5.50%, 06/01/2053	1,583,383	1,569,580
Pool CB6870, 5.50%, 08/01/2053	1,535,244	1,518,776
Pool FM7678, 2.50%, 06/01/2051	1,675,461	1,383,307
Pool FM9491, 2.50%, 11/01/2051	1,667,334	1,370,970
Pool FS1069, 2.00%, 12/01/2051	393,521	306,485
Pool FS1108, 2.50%, 09/01/2051	1,665,861	1,372,064
Pool FS1598, 2.00%, 04/01/2052	131,366	102,440
Pool MA1870, 4.50%, 04/01/2034	84,322	82,951
Pool MA3038, 4.50%, 06/01/2047	17,339	16,607
Pool MA4307, 3.00%, 04/01/2051	1,723,780	1,478,333
Pool MA4577, 2.00%, 04/01/2052	2,165,862	1,688,960
Pool TBA, 4.00%, 01/15/2041 (d)	2,000,000	1,828,415
Pool TBA, 5.50%, 01/15/2041 (d)	1,905,000	1,879,561
Series 2012-18, Class GA, 2.00%, 12/25/2041	22,360	20,569
Series 2012-21, Class PQ, 2.00%, 09/25/2041	12,543	11,658
Series 2012-52, Class PA, 3.50%, 05/25/2042	20,619	19,559
Series 2013-77, Class BP, 1.70%, 06/25/2043	7,603	7,509
Series 2015-48, Class QB, 3.00%, 02/25/2043	22,034	21,501
Series 2016-11, Class GA, 2.50%, 03/25/2046	33,849	30,872
Series 2016-38, Class NA, 3.00%, 01/25/2046	18,777	17,067
Series 2017-16, Class PB, 3.00%, 03/25/2047	217,000	185,158
Series 2017-26, Class CG, 3.50%, 07/25/2044	15,441	15,310
Series 2017-34, Class JK, 3.00%, 05/25/2047	11,820	11,469
Series 2017-35, Class AH, 3.50%, 04/25/2053	18,713	18,511
Series 2017-49, Class JA, 4.00%, 07/25/2053	21,533	21,343
Series 2017-84, Class KA, 3.50%, 04/25/2053	24,665	24,241
Series 2018-23, Class LA, 3.50%, 04/25/2048	50,916	47,155
Series 2018-70, Class HA, 3.50%, 10/25/2056	34,045	32,981
Series 2019-12, Class HA, 3.50%, 11/25/2057	62,366	58,739
Series 2019-14, Class CA, 3.50%, 04/25/2049	61,165	57,674
Series 2019-45, Class PT, 3.00%, 08/25/2049	55,369	48,894
Series 2019-M21, Class X3, 1.13%, 06/25/2034 (b)(c)	1,336,422	70,221
Series 2020-1, Class AC, 3.50%, 08/25/2058	158,293	146,093
Series 2022-90, Class AY, 4.50%, 12/25/2041	515,000	481,924
Series 415, Class A3, 3.00%, 11/25/2042	45,730	41,181
Government National Mortgage Association
Pool TBA, 5.00%, 01/15/2041 (d)	2,300,000	2,232,676
Pool 614436, 5.00%, 08/15/2033	4,500	4,532
Pool 723248, 5.00%, 10/15/2039	229,608	229,435
Pool 736686, 5.00%, 02/15/2039	9,764	9,771
Pool 783403, 3.50%, 09/15/2041	85,919	78,881
Pool MA4587, 4.00%, 07/20/2047	18,767	17,561
Pool MA4652, 3.50%, 08/20/2047	54,437	49,189
Pool MA4778, 3.50%, 10/20/2047	101,252	91,320
Pool MA4779, 4.00%, 10/20/2047	71,511	66,669
Pool MA4780, 4.50%, 10/20/2047	81,956	78,766
Pool MA7051, 2.00%, 12/20/2050	1,188,231	952,168
Pool MA7650, 3.00%, 10/20/2051	2,153,526	1,869,364
Pool MA8199, 3.50%, 08/20/2052	1,094,765	978,841
Pool MA9362, 5.50%, 12/20/2053	1,350,432	1,341,401
Pool TBA, 4.00%, 01/15/2042 (d)	2,250,000	2,071,887
TOTAL MORTGAGE-BACKED SECURITIES (Cost $52,997,832)		49,947,502

CORPORATE OBLIGATIONS - 20.8%	Par	Value
Aerospace & Defense - 0.6%
BAE Systems PLC, 5.13%, 03/26/2029 (Callable 02/26/2029) (a)	200,000	200,510
Boeing Co.
3.20%, 03/01/2029 (Callable 12/01/2028)	40,000	36,868
2.95%, 02/01/2030 (Callable 11/01/2029)	20,000	17,863
5.15%, 05/01/2030 (Callable 02/01/2030)	105,000	103,566
6.39%, 05/01/2031 (Callable 03/01/2031)	60,000	62,797
6.53%, 05/01/2034 (Callable 02/01/2034) (e)	30,000	31,453
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	90,000	90,014
5.35%, 06/01/2034 (Callable 03/01/2034)	20,000	19,947
5.60%, 07/31/2053 (Callable 01/31/2053)	50,000	48,562
5.50%, 08/15/2054 (Callable 02/15/2054)	55,000	52,968
Northrop Grumman Corp., 5.15%, 05/01/2040 (Callable 11/01/2039)	124,000	118,899
RTX Corp.
5.75%, 11/08/2026 (Callable 10/08/2026)	50,000	50,922
4.13%, 11/16/2028 (Callable 08/16/2028)	153,000	148,991
		983,360

Banks - 4.3%
Bank of America Corp.
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027 (Callable 09/15/2026)	100,000	101,821
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	195,000	171,874
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	805,000	672,871
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	240,000	206,489
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035 (Callable 10/25/2034)	125,000	122,100
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)	105,000	85,747
Bank of New York Mellon Corp.
6.32% to 10/25/2028 then SOFR + 1.60%, 10/25/2029 (Callable 10/25/2028)	165,000	173,363
4.98% to 03/14/2029 then SOFR + 1.09%, 03/14/2030 (Callable 03/14/2029)	40,000	40,058
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)	105,000	104,819
5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035 (Callable 03/14/2034)	30,000	29,734
Barclays PLC, 7.39% to 11/02/2027 then 1 yr. CMT Rate + 3.30%, 11/02/2028 (Callable 11/02/2027)	220,000	233,271
BNP Paribas SA, 5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029) (a)	215,000	212,844
BPCE SA
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026) (a)	250,000	236,684
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028) (a)	250,000	260,126
Citigroup, Inc., 5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	40,000	39,973
Citizens Financial Group, Inc.
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	45,000	45,706
5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032 (Callable 07/23/2031)	125,000	125,510
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	20,000	21,173
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	200,000	202,982
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	215,000	213,658
5.73% to 05/17/2031 then SOFR + 1.52%, 05/17/2032 (Callable 05/17/2031)	325,000	328,908
5.40% to 08/11/2032 then SOFR + 2.87%, 08/11/2033 (Callable 08/11/2032)	215,000	212,946
Intesa Sanpaolo SpA, 7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054 (Callable 06/20/2053) (a)	200,000	214,125
JPMorgan Chase & Co.
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	155,000	158,634
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	20,000	19,762
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	175,000	173,478
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	45,000	43,190
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	175,000	176,805
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	60,000	62,237
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	180,000	183,678
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030 (Callable 07/22/2029)	180,000	179,344
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030 (Callable 10/15/2029)	55,000	49,567
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	55,000	47,212
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032 (Callable 11/08/2031)	200,000	168,793
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035 (Callable 01/23/2034)	225,000	224,068
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (Callable 07/22/2034)	170,000	168,282
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	30,000	28,911
Standard Chartered PLC, 7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027) (a)	200,000	213,852
Wells Fargo & Co.
3.00%, 04/22/2026	75,000	73,385
3.00%, 10/23/2026	90,000	87,330
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	85,000	86,334
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	65,000	67,657
2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030 (Callable 10/30/2029)	385,000	347,591
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031 (Callable 02/11/2030)	100,000	88,229
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	60,000	52,627
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033 (Callable 07/25/2032)	180,000	173,871
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	15,000	14,843
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	80,000	85,034
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	90,000	89,788
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	90,000	80,110
		7,201,394

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029 (Callable 10/23/2028)	105,000	104,998
PepsiCo, Inc., 1.63%, 05/01/2030 (Callable 02/01/2030)	7,000	5,974
		110,972

Biotechnology - 0.3%
AbbVie, Inc.
4.95%, 03/15/2031 (Callable 01/15/2031)	65,000	65,018
5.40%, 03/15/2054 (Callable 09/15/2053)	55,000	53,009
Amgen, Inc., 5.75%, 03/02/2063 (Callable 09/02/2062)	70,000	67,419
CSL Finance PLC, 4.25%, 04/27/2032 (Callable 01/27/2032) (a)	55,000	51,743
Gilead Sciences, Inc.
4.80%, 11/15/2029 (Callable 10/15/2029)	150,000	149,751
5.25%, 10/15/2033 (Callable 07/15/2033)	40,000	40,161
		427,101

Building Products - 0.0%(f)
Trane Technologies Financing Ltd.
3.80%, 03/21/2029 (Callable 12/21/2028)	35,000	33,608
5.10%, 06/13/2034 (Callable 03/13/2034)	22,000	21,771
		55,379

Capital Markets - 1.7%
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	105,000	101,371
4.89%, 09/11/2033 (Callable 06/11/2033)	100,000	96,804
5.23%, 11/17/2034 (Callable 08/17/2034)	190,000	187,396
2.94%, 06/04/2051 (Callable 12/04/2050)	20,000	12,416
3.38%, 02/08/2061 (Callable 08/08/2060)	45,000	28,573
Goldman Sachs Group, Inc.
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030 (Callable 04/25/2029)	75,000	76,563
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	180,000	179,141
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	135,000	132,253
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	70,000	57,834
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	85,000	72,504
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	105,000	87,659
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035 (Callable 10/23/2034)	45,000	43,122
Morgan Stanley
5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029 (Callable 07/20/2028)	10,000	10,114
6.41% to 11/01/2028 then SOFR + 1.83%, 11/01/2029 (Callable 11/01/2028)	270,000	282,125
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030 (Callable 04/18/2029)	195,000	198,538
2.70% to 01/22/2030 then SOFR + 1.14%, 01/22/2031 (Callable 01/22/2030)	120,000	106,670
1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032 (Callable 02/13/2031)	180,000	146,921
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	20,000	16,370
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	60,000	50,306
UBS Group AG
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027) (a)	250,000	258,411
6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032) (a)	500,000	530,605
Willis North America, Inc., 2.95%, 09/15/2029 (Callable 06/15/2029)	170,000	154,772
		2,830,468

Chemicals - 0.1%
Sherwin-Williams Co., 2.30%, 05/15/2030 (Callable 02/15/2030)	150,000	131,069

Commercial Services & Supplies - 0.3%
Republic Services, Inc.
4.88%, 04/01/2029 (Callable 03/01/2029)	60,000	59,877
1.45%, 02/15/2031 (Callable 11/15/2030)	35,000	28,434
5.20%, 11/15/2034 (Callable 08/15/2034)	150,000	148,858
Veralto Corp., 5.50%, 09/18/2026 (Callable 08/18/2026)	40,000	40,484
Waste Management, Inc.
4.95%, 07/03/2031 (Callable 05/03/2031)	110,000	110,161
4.95%, 03/15/2035 (Callable 12/15/2034)	150,000	146,347
		534,161

Consumer Finance - 0.4%
American Tower Corp.
3.65%, 03/15/2027 (Callable 02/15/2027)	45,000	43,938
5.00%, 01/31/2030 (Callable 12/31/2029)	10,000	9,947
BlackRock Funding, Inc., 4.90%, 01/08/2035 (Callable 10/08/2034)	60,000	58,864
Capital One Financial Corp.
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	30,000	30,216
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	20,000	20,662
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	340,000	375,590
Discover Financial Services, 7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	75,000	85,770
		624,987

Diversified Consumer Services - 0.1%
Howard University
2.90%, 10/01/2031	100,000	84,230
3.48%, 10/01/2041	75,000	55,830
		140,060

Diversified Financial Services - 0.6%
Ares Strategic Income Fund, 5.70%, 03/15/2028 (Callable 02/15/2028) (a)	95,000	95,011
Arthur J Gallagher & Co., 4.85%, 12/15/2029 (Callable 11/15/2029)	20,000	19,908
Athene Global Funding
4.72%, 10/08/2029 (a)	145,000	141,515
2.65%, 10/04/2031 (a)	250,000	210,183
CNO Global Funding, 4.88%, 12/10/2027 (a)	135,000	134,423
CommonSpirit Health, 5.21%, 12/01/2031 (Callable 06/01/2031)	110,000	109,635
Equitable Financial Life Global Funding, 1.80%, 03/08/2028 (a)	150,000	135,719
Equitable Holdings, Inc., 4.35%, 04/20/2028 (Callable 01/20/2028)	25,000	24,510
Shell International Finance BV, 3.00%, 11/26/2051 (Callable 05/26/2051)	40,000	25,381
		896,285

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
4.50%, 05/15/2035 (Callable 11/15/2034)	120,000	111,078
3.50%, 09/15/2053 (Callable 03/15/2053)	148,000	99,805
		210,883

Electric Utilities - 3.2%
Alabama Power Co., 3.45%, 10/01/2049 (Callable 04/01/2049)	155,000	109,769
Baltimore Gas and Electric Co., 5.65%, 06/01/2054 (Callable 12/01/2053)	90,000	89,033
CenterPoint Energy, Inc., 5.40%, 06/01/2029 (Callable 05/01/2029)	130,000	131,534
Cleco Corporate Holdings LLC, 3.38%, 09/15/2029 (Callable 06/15/2029)	50,000	44,990
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051 (Callable 06/01/2051)	130,000	85,530
5.70%, 05/15/2054 (Callable 11/15/2053)	35,000	34,910
5.50%, 03/15/2055 (Callable 09/15/2054)	105,000	101,128
Duke Energy Carolinas LLC
2.55%, 04/15/2031 (Callable 01/15/2031)	55,000	47,694
5.30%, 02/15/2040	86,000	84,320
Duke Energy Corp.
2.45%, 06/01/2030 (Callable 03/01/2030)	50,000	43,852
2.55%, 06/15/2031 (Callable 03/15/2031)	309,000	264,074
5.45%, 06/15/2034 (Callable 03/15/2034)	25,000	24,960
5.00%, 08/15/2052 (Callable 02/15/2052)	35,000	30,629
Duke Energy Indiana, Inc., 4.90%, 07/15/2043 (Callable 01/15/2043)	55,000	50,065
Duke Energy Ohio, Inc.
5.25%, 04/01/2033 (Callable 01/01/2033)	20,000	19,977
5.55%, 03/15/2054 (Callable 09/15/2053)	140,000	135,516
Edison International
5.25%, 11/15/2028 (Callable 10/15/2028)	40,000	40,109
5.25%, 03/15/2032 (Callable 01/15/2032)	250,000	247,434
Evergy, Inc., 2.90%, 09/15/2029 (Callable 06/15/2029)	140,000	127,456
Eversource Energy
5.13%, 05/15/2033 (Callable 02/15/2033)	285,000	277,134
5.50%, 01/01/2034 (Callable 10/01/2033)	80,000	79,447
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027)	50,000	48,726
Georgia Power Co.
4.55%, 03/15/2030 (Callable 01/15/2030)	120,000	118,067
4.75%, 09/01/2040	50,000	45,857
ITC Holdings Corp., 2.95%, 05/14/2030 (Callable 02/14/2030) (a)	85,000	76,098
Jersey Central Power & Light Co., 5.10%, 01/15/2035 (Callable 10/15/2034) (a)	35,000	34,194
Monongahela Power Co., 5.85%, 02/15/2034 (Callable 11/15/2033) (a)	20,000	20,497
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	35,000	35,690
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030 (Callable 03/01/2030)	310,000	268,238
NSTAR Electric Co., 5.40%, 06/01/2034 (Callable 03/01/2034)	45,000	45,269
Oglethorpe Power Corp., 5.05%, 10/01/2048 (Callable 04/01/2048)	95,000	83,920
Ohio Edison Co., 5.50%, 01/15/2033 (Callable 10/15/2032) (a)	60,000	60,167
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	160,000	154,861
Pacific Gas and Electric Co.
5.45%, 06/15/2027 (Callable 05/15/2027)	490,000	496,097
2.50%, 02/01/2031 (Callable 11/01/2030)	375,000	320,982
3.25%, 06/01/2031 (Callable 03/01/2031)	45,000	39,974
6.40%, 06/15/2033 (Callable 03/15/2033)	95,000	100,223
Public Service Co. of Oklahoma, 5.20%, 01/15/2035 (Callable 10/15/2034)	115,000	111,676
Public Service Electric and Gas Co., 5.45%, 03/01/2054 (Callable 09/01/2053)	70,000	68,004
Public Service Enterprise Group, Inc.
6.13%, 10/15/2033 (Callable 07/15/2033)	35,000	36,548
5.45%, 04/01/2034 (Callable 01/01/2034)	30,000	29,961
Puget Energy, Inc.
3.65%, 05/15/2025 (Callable 02/15/2025)	135,000	134,201
4.22%, 03/15/2032 (Callable 12/15/2031)	50,000	45,741
Southern California Edison Co.
4.90%, 06/01/2026 (Callable 05/01/2026)	45,000	45,103
2.25%, 06/01/2030 (Callable 03/01/2030)	50,000	43,464
2.75%, 02/01/2032 (Callable 11/01/2031)	110,000	94,075
5.95%, 11/01/2032 (Callable 08/01/2032)	20,000	20,875
5.20%, 06/01/2034 (Callable 03/01/2034)	40,000	39,606
4.00%, 04/01/2047 (Callable 10/01/2046)	45,000	34,721
4.13%, 03/01/2048 (Callable 09/01/2047)	1,000	781
3.65%, 02/01/2050 (Callable 08/01/2049)	70,000	50,142
Southern Co.
4.85%, 06/15/2028 (Callable 04/15/2028)	45,000	45,085
5.70%, 03/15/2034 (Callable 09/15/2033)	60,000	61,335
4.85%, 03/15/2035 (Callable 09/15/2034)	40,000	38,202
Southwestern Electric Power Co., 5.30%, 04/01/2033 (Callable 01/01/2033)	30,000	29,707
Virginia Electric and Power Co.
5.00%, 04/01/2033 (Callable 01/01/2033)	115,000	112,638
5.00%, 01/15/2034 (Callable 10/15/2033)	130,000	126,551
5.05%, 08/15/2034 (Callable 05/15/2034)	45,000	43,954
5.35%, 01/15/2054 (Callable 07/15/2053)	30,000	28,383
Wisconsin Power and Light Co., 5.38%, 03/30/2034 (Callable 12/30/2033)	60,000	59,880
Xcel Energy, Inc., 4.60%, 06/01/2032 (Callable 12/01/2031)	55,000	52,397
		5,371,451

Electronic Equipment, Instruments & Components - 0.0%(f)
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	60,000	57,576

Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle, Inc.
3.80%, 02/15/2028 (Callable 11/15/2027)	73,000	70,284
4.80%, 09/01/2028 (Callable 08/01/2028)	185,000	182,981
3.10%, 11/15/2029 (Callable 08/15/2029)	72,000	65,535
		318,800

Food Products - 0.2%
Conagra Brands, Inc.
5.30%, 10/01/2026	175,000	176,896
4.85%, 11/01/2028 (Callable 08/01/2028)	165,000	164,117
Tyson Foods, Inc.
5.40%, 03/15/2029 (Callable 02/15/2029)	20,000	20,233
5.70%, 03/15/2034 (Callable 12/15/2033)	25,000	25,353
		386,599

Gas Utilities - 0.1%
Southwest Gas Corp.
2.20%, 06/15/2030 (Callable 03/15/2030)	106,000	91,509
4.15%, 06/01/2049 (Callable 12/01/2048)	25,000	19,222
		110,731

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp., 2.75%, 09/23/2026 (Callable 07/23/2026) (a)	200,000	193,461
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	100,000	83,832
5.40%, 03/20/2034 (Callable 12/20/2033)	50,000	49,647
Solventum Corp., 5.40%, 03/01/2029 (Callable 02/01/2029) (a)	155,000	155,452
		482,392

Health Care Providers & Services - 0.6%
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	110,000	100,231
3.75%, 04/01/2030 (Callable 01/01/2030)	65,000	59,555
1.75%, 08/21/2030 (Callable 05/21/2030)	25,000	20,338
1.88%, 02/28/2031 (Callable 11/28/2030)	70,000	56,480
2.13%, 09/15/2031 (Callable 06/15/2031)	30,000	24,068
4.78%, 03/25/2038 (Callable 09/25/2037)	65,000	56,268
4.13%, 04/01/2040 (Callable 10/01/2039)	43,000	33,764
5.05%, 03/25/2048 (Callable 09/25/2047)	15,000	12,387
Elevance Health, Inc., 4.50%, 10/30/2026	95,000	94,849
Kaiser Foundation Hospitals, 2.81%, 06/01/2041 (Callable 12/01/2040)	70,000	49,625
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)	130,000	124,504
UnitedHealth Group, Inc.
5.35%, 02/15/2033 (Callable 11/15/2032)	20,000	20,128
3.50%, 08/15/2039 (Callable 02/15/2039)	10,000	7,917
5.88%, 02/15/2053 (Callable 08/15/2052)	40,000	40,193
5.38%, 04/15/2054 (Callable 10/15/2053)	150,000	140,977
4.95%, 05/15/2062 (Callable 11/15/2061)	30,000	25,923
6.05%, 02/15/2063 (Callable 08/15/2062)	25,000	25,582
5.75%, 07/15/2064 (Callable 01/15/2064)	70,000	68,321
		961,110

Hotels, Restaurants & Leisure - 0.0%(f)
GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029 (Callable 10/15/2028)	80,000	79,730

Industrial Conglomerates - 0.0%(f)
Honeywell International, Inc., 5.25%, 03/01/2054 (Callable 09/01/2053)	30,000	28,174

Insurance - 0.2%
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)	45,000	43,000
Corebridge Global Funding
5.20%, 06/24/2029 (a)	90,000	90,567
4.90%, 12/03/2029 (a)	95,000	94,309
Marsh & McLennan Cos., Inc., 4.75%, 03/15/2039 (Callable 09/15/2038)	40,000	37,094
Principal Life Global Funding II, 5.10%, 01/25/2029 (a)	35,000	35,113
		300,083

Machinery - 0.3%
AGCO Corp.
5.45%, 03/21/2027 (Callable 02/21/2027)	30,000	30,300
5.80%, 03/21/2034 (Callable 12/21/2033)	20,000	20,120
Caterpillar Financial Services Corp., 4.70%, 11/15/2029	215,000	214,327
Otis Worldwide Corp.
2.57%, 02/15/2030 (Callable 11/15/2029)	235,000	208,936
5.13%, 11/19/2031 (Callable 09/19/2031)	35,000	35,032
		508,715

Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029 (Callable 11/15/2028)	155,000	136,755
5.05%, 03/30/2029 (Callable 12/30/2028)	20,000	19,586
6.55%, 06/01/2034 (Callable 03/01/2034)	200,000	204,728
3.50%, 03/01/2042 (Callable 09/01/2041)	29,000	19,739
5.38%, 05/01/2047 (Callable 11/01/2046)	65,000	53,501
3.90%, 06/01/2052 (Callable 12/01/2051)	10,000	6,438
4.40%, 12/01/2061 (Callable 06/01/2061)	50,000	33,396
Comcast Corp.
4.80%, 05/15/2033 (Callable 02/15/2033)	75,000	72,901
3.20%, 07/15/2036 (Callable 01/15/2036)	35,000	28,292
3.75%, 04/01/2040 (Callable 10/01/2039)	200,000	161,152
2.89%, 11/01/2051 (Callable 05/01/2051)	75,000	45,231
2.94%, 11/01/2056 (Callable 05/01/2056)	75,000	43,847
Cox Communications, Inc.
2.60%, 06/15/2031 (Callable 03/15/2031) (a)	110,000	92,847
5.45%, 09/01/2034 (Callable 06/01/2034) (a)	235,000	227,701
Discovery Communications LLC
4.13%, 05/15/2029 (Callable 02/15/2029)	18,000	16,782
3.63%, 05/15/2030 (Callable 02/15/2030)	45,000	40,044
Paramount Global
4.38%, 03/15/2043	85,000	61,997
5.85%, 09/01/2043 (Callable 03/01/2043)	120,000	104,488
4.95%, 05/19/2050 (Callable 11/19/2049)	25,000	18,900
Time Warner Cable, Inc.
5.50%, 09/01/2041 (Callable 03/01/2041)	30,000	25,537
4.50%, 09/15/2042 (Callable 03/15/2042)	50,000	37,477
Warnermedia Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)	90,000	83,791
4.28%, 03/15/2032 (Callable 12/15/2031) (e)	300,000	264,528
5.05%, 03/15/2042 (Callable 09/15/2041)	55,000	44,329
5.14%, 03/15/2052 (Callable 09/15/2051)	300,000	224,123
5.39%, 03/15/2062 (Callable 09/15/2061)	155,000	114,542
		2,182,652

Metals & Mining - 0.4%
BHP Billiton Finance USA Ltd.
4.90%, 02/28/2033 (Callable 11/28/2032)	120,000	118,010
5.25%, 09/08/2033 (Callable 06/08/2033)	100,000	100,571
Glencore Funding LLC
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	245,000	247,148
6.38%, 10/06/2030 (Callable 08/06/2030) (a)	70,000	73,552
2.85%, 04/27/2031 (Callable 01/27/2031) (a)	45,000	38,945
5.63%, 04/04/2034 (Callable 01/04/2034) (a)	2,000	1,994
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033	130,000	137,486
		717,706

Multi Utilities - 0.2%
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)	99,000	91,142
NiSource, Inc.
3.60%, 05/01/2030 (Callable 02/01/2030)	154,000	143,711
5.40%, 06/30/2033 (Callable 03/30/2033)	65,000	64,937
5.35%, 04/01/2034 (Callable 01/01/2034)	20,000	19,853
		319,643

Oil, Gas & Consumable Fuels - 2.5%
Aker BP ASA, 5.80%, 10/01/2054 (Callable 04/01/2054) (a)	150,000	136,298
Atmos Energy Corp., 5.90%, 11/15/2033 (Callable 08/15/2033)	150,000	157,258
Boston Gas Co., 3.76%, 03/16/2032 (Callable 12/16/2031) (a)	20,000	17,767
Brooklyn Union Gas Co., 4.87%, 08/05/2032 (Callable 05/05/2032) (a)	155,000	147,564
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028 (Callable 07/15/2028) (a)	65,000	66,593
5.10%, 10/01/2031 (Callable 08/01/2031) (a)	36,000	35,159
5.68%, 01/15/2034 (Callable 10/15/2033) (a)	25,000	24,712
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (Callable 06/15/2030) (a)	120,000	123,609
6.04%, 11/15/2033 (Callable 08/15/2033) (a)	10,000	10,272
ConocoPhillips Co.
4.70%, 01/15/2030 (Callable 12/15/2029)	90,000	89,083
3.80%, 03/15/2052 (Callable 09/15/2051)	102,000	74,646
5.30%, 05/15/2053 (Callable 11/15/2052)	35,000	32,446
4.03%, 03/15/2062 (Callable 09/15/2061)	80,000	57,925
5.70%, 09/15/2063 (Callable 03/15/2063)	60,000	57,700
5.65%, 01/15/2065 (Callable 06/15/2064)	75,000	71,018
Coterra Energy, Inc., 5.40%, 02/15/2035 (Callable 11/15/2034)	60,000	58,684
Diamondback Energy, Inc.
6.25%, 03/15/2053 (Callable 09/15/2052)	30,000	29,984
5.75%, 04/18/2054 (Callable 10/18/2053)	15,000	14,117
5.90%, 04/18/2064 (Callable 10/18/2063)	50,000	46,998
Enbridge, Inc.
3.13%, 11/15/2029 (Callable 08/15/2029)	70,000	64,123
5.63%, 04/05/2034 (Callable 01/05/2034)	190,000	191,301
Energy Transfer LP
5.25%, 07/01/2029 (Callable 06/01/2029)	60,000	60,324
6.40%, 12/01/2030 (Callable 10/01/2030)	70,000	74,016
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034) (a)	200,000	197,848
Enterprise Products Operating LLC
4.95%, 02/15/2035 (Callable 11/15/2034)	90,000	87,177
3.30%, 02/15/2053 (Callable 08/15/2052)	25,000	16,483
EOG Resources, Inc., 5.65%, 12/01/2054 (Callable 06/01/2054)	70,000	68,707
Equinor ASA
3.63%, 04/06/2040 (Callable 10/06/2039)	95,000	76,954
3.70%, 04/06/2050 (Callable 10/06/2049)	15,000	11,140
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (a)	154,858	132,979
2.94%, 09/30/2040 (a)	179,948	142,475
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/2036 (a)	200,000	197,651
Hess Corp.
7.88%, 10/01/2029	80,000	89,213
7.30%, 08/15/2031	70,000	77,938
7.13%, 03/15/2033	68,000	75,556
KeySpan Gas East Corp., 5.99%, 03/06/2033 (Callable 12/06/2032) (a)	15,000	15,259
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	75,000	65,663
ONEOK, Inc.
4.40%, 10/15/2029 (Callable 09/15/2029)	50,000	48,515
6.10%, 11/15/2032 (Callable 08/15/2032)	25,000	25,911
5.05%, 11/01/2034 (Callable 08/01/2034)	70,000	67,021
5.85%, 11/01/2064 (Callable 05/01/2064)	100,000	94,054
Shell Finance US, Inc.
4.38%, 05/11/2045	15,000	12,564
3.25%, 04/06/2050 (Callable 10/06/2049)	180,000	121,363
Southern California Gas Co.
5.20%, 06/01/2033 (Callable 03/01/2033)	100,000	99,588
5.75%, 06/01/2053 (Callable 12/01/2052)	50,000	49,811
5.60%, 04/01/2054 (Callable 10/01/2053)	110,000	107,975
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032 (Callable 07/15/2026)	110,000	100,159
TotalEnergies Capital SA
5.28%, 09/10/2054 (Callable 03/10/2054)	55,000	50,979
5.64%, 04/05/2064 (Callable 10/05/2063)	175,000	167,821
5.43%, 09/10/2064 (Callable 03/10/2064)	120,000	111,543
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)	25,000	22,795
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029) (a)	5,000	4,987
5.70%, 09/30/2031 (Callable 07/30/2031) (a)	40,000	39,982
5.95%, 09/30/2034 (Callable 06/30/2034) (a)	40,000	40,149
Williams Cos., Inc., 5.65%, 03/15/2033 (Callable 12/15/2032)	40,000	40,388
		4,102,245

Personal Products - 0.2%
Haleon US Capital LLC, 3.38%, 03/24/2027 (Callable 02/24/2027)	275,000	267,006

Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co., 5.55%, 02/22/2054 (Callable 08/22/2053)	75,000	72,831
Cardinal Health, Inc., 5.00%, 11/15/2029 (Callable 10/15/2029)	230,000	228,686
Cencora, Inc., 4.85%, 12/15/2029 (Callable 11/15/2029)	160,000	159,250
Eli Lilly & Co.
4.20%, 08/14/2029 (Callable 07/14/2029)	45,000	44,132
4.60%, 08/14/2034 (Callable 05/14/2034)	30,000	28,822
5.05%, 08/14/2054 (Callable 02/14/2054)	5,000	4,644
Pfizer, Inc., 3.90%, 03/15/2039 (Callable 09/15/2038)	50,000	42,254
Royalty Pharma PLC, 2.15%, 09/02/2031 (Callable 06/02/2031)	15,000	12,327
		592,946

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
4.15%, 02/15/2028 (Callable 01/15/2028)	165,000	162,280
5.05%, 07/12/2029 (Callable 06/12/2029)	65,000	65,250
Foundry JV Holdco LLC, 6.15%, 01/25/2032 (Callable 11/25/2031) (a)	400,000	404,006
Intel Corp.
3.25%, 11/15/2049 (Callable 05/15/2049)	38,000	22,738
3.73%, 12/08/2047 (Callable 06/08/2047)	90,000	59,479
4.75%, 03/25/2050 (Callable 09/25/2049)	75,000	58,104
5.70%, 02/10/2053 (Callable 08/10/2052)	50,000	44,316
5.05%, 08/05/2062 (Callable 02/05/2062)	95,000	74,274
Microchip Technology, Inc.
4.90%, 03/15/2028	125,000	124,642
5.05%, 02/15/2030 (Callable 01/25/2030)	100,000	99,251
NVIDIA Corp., 3.50%, 04/01/2040 (Callable 10/01/2039)	105,000	86,945
		1,474,285

Software - 0.4%
Accenture Capital, Inc., 4.25%, 10/04/2031 (Callable 08/04/2031)	210,000	201,813
Constellation Software, Inc./Canada, 5.46%, 02/16/2034 (Callable 11/16/2033) (a)	65,000	65,257
Oracle Corp.
2.30%, 03/25/2028 (Callable 01/25/2028)	55,000	50,861
2.95%, 04/01/2030 (Callable 01/01/2030)	50,000	45,182
4.30%, 07/08/2034 (Callable 01/08/2034)	145,000	133,502
3.80%, 11/15/2037 (Callable 05/15/2037)	50,000	41,811
3.60%, 04/01/2040 (Callable 10/01/2039)	37,000	28,989
3.60%, 04/01/2050 (Callable 10/01/2049)	22,000	15,439
4.10%, 03/25/2061 (Callable 09/25/2060)	65,000	46,867
		629,721

Specialty Retail - 0.2%
AutoZone, Inc.
6.55%, 11/01/2033 (Callable 08/01/2033)	65,000	69,995
5.40%, 07/15/2034 (Callable 04/15/2034)	105,000	104,476
Home Depot, Inc., 5.30%, 06/25/2054 (Callable 12/25/2053)	25,000	24,004
O'Reilly Automotive, Inc., 4.70%, 06/15/2032 (Callable 03/15/2032)	57,000	55,180
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026) (a)	55,000	55,593
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	50,000	51,481
Ryder System, Inc., 4.90%, 12/01/2029 (Callable 11/01/2029)	35,000	34,722
		395,451

Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.
5.10%, 03/11/2030 (Callable 02/11/2030)	60,000	59,342
5.50%, 03/11/2035 (Callable 12/11/2034) (e)	55,000	53,509
		112,851

Tobacco - 0.5%
BAT Capital Corp.
5.83%, 02/20/2031 (Callable 12/20/2030)	85,000	86,957
6.00%, 02/20/2034 (Callable 11/20/2033)	30,000	30,861
Philip Morris International, Inc.
4.38%, 11/01/2027	40,000	39,675
4.88%, 02/15/2028 (Callable 01/15/2028)	41,000	41,107
5.13%, 02/15/2030 (Callable 12/15/2029)	220,000	221,108
5.13%, 02/13/2031 (Callable 12/13/2030)	40,000	40,042
4.75%, 11/01/2031 (Callable 09/01/2031)	145,000	141,830
5.38%, 02/15/2033 (Callable 11/15/2032)	50,000	50,132
5.63%, 09/07/2033 (Callable 06/07/2033)	110,000	111,815
		763,527

Wireless Telecommunication Services - 0.2%
Cisco Systems, Inc.
4.95%, 02/26/2031 (Callable 12/26/2030)	90,000	90,315
5.35%, 02/26/2064 (Callable 08/26/2063)	30,000	28,817
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	65,000	59,699
5.05%, 07/15/2033 (Callable 04/15/2033)	20,000	19,596
5.75%, 01/15/2034 (Callable 10/15/2033)	85,000	87,209
4.70%, 01/15/2035 (Callable 10/15/2034)	85,000	80,471
		366,107
TOTAL CORPORATE OBLIGATIONS (Cost $35,621,588)		34,402,620

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.7%	Par	Value
AJAX Mortgage Loan Trust, Series 2021-C, Class A, 5.12%, 01/25/2061 (Callable 01/25/2025) (a)(g)	57,496	57,556
Angel Oak Mortgage Trust LLC
Series 2020-6, Class A1, 1.26%, 05/25/2065 (Callable 01/25/2025) (a)(c)	22,529	20,300
Series 2020-R1, Class A1, 0.99%, 04/25/2053 (Callable 01/25/2025) (a)(c)	44,695	42,221
Series 2021-1, Class A1, 0.91%, 01/25/2066 (Callable 01/25/2025) (a)(c)	74,960	62,539
Series 2021-2, Class A1, 0.99%, 04/25/2066 (Callable 01/25/2025) (a)(c)	77,699	66,229
Series 2021-3, Class A1, 1.07%, 05/25/2066 (Callable 01/25/2025) (a)(c)	148,138	125,782
Series 2021-4, Class A1, 1.04%, 01/20/2065 (Callable 01/25/2025) (a)(c)	126,003	103,712
Series 2021-5, Class A1, 0.95%, 07/25/2066 (Callable 01/25/2025) (a)(c)	189,083	160,296
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 01/25/2025) (a)(c)	141,541	123,171
Series 2022-1, Class A1, 2.88%, 12/25/2066 (Callable 02/25/2025) (a)(g)	375,177	339,728
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 01/25/2025) (a)(c)	47,370	45,364
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 01/25/2025) (a)(c)	45,322	42,711
BANK
Series 2019-BN18, Class XA, 0.88%, 05/15/2062 (Callable 02/15/2029) (b)(c)	969,431	30,396
Series 2019-BN20, Class XA, 0.81%, 09/15/2062 (Callable 07/15/2029) (b)(c)	1,135,695	35,292
Series 2019-BN22, Class XA, 0.58%, 11/15/2062 (Callable 08/15/2029) (b)(c)	1,287,281	31,622
Series 2019-BN23, Class XA, 0.68%, 12/15/2052 (Callable 09/15/2029) (b)(c)	2,115,175	58,966
Series 2019-BN24, Class XA, 0.63%, 11/15/2062 (Callable 09/15/2029) (b)(c)	976,524	26,739
Series 2020-BN26, Class XA, 1.20%, 03/15/2063 (Callable 12/15/2029) (b)(c)	962,034	45,708
Series 2020-BN28, Class XA, 1.76%, 03/15/2063 (Callable 07/15/2030) (b)(c)	1,508,019	118,526
Series 2023-BNK45, Class XA, 1.00%, 02/15/2056 (Callable 10/15/2032) (b)(c)	991,904	57,520
BBCMS Mortgage Trust, Series 2022-C15, Class A5, 3.66%, 04/15/2055 (Callable 04/15/2032) (c)	90,000	80,752
BBCMS Mortgage Trust 2024-5C27, Series 2024-C28, Class XA, 1.11%, 09/15/2057 (Callable 05/15/2034) (b)(c)	999,164	80,094
BBCMS Trust, Series 2024-C24, Class XA, 1.62%, 02/15/2057 (Callable 11/15/2033) (b)(c)	997,320	102,159
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.22%, 03/15/2062 (Callable 01/15/2029) (b)(c)	1,239,373	53,239
Series 2019-B11, Class A2, 3.41%, 05/15/2052 (Callable 06/15/2029)	23,384	23,226
Series 2019-B12, Class XA, 1.07%, 08/15/2052 (Callable 05/15/2029) (b)(c)	913,439	29,137
Series 2020-B18, Class XA, 1.78%, 07/15/2053 (Callable 05/15/2030) (b)(c)	378,985	19,894
Series 2020-B22, Class XA, 1.51%, 01/15/2054 (Callable 11/15/2030) (b)(c)	746,063	52,755
Series 2023-B39, Class XA, 0.57%, 07/15/2056 (Callable 03/15/2033) (b)(c)	1,830,953	70,433
Series 2023-B40, Class XA, 1.17%, 12/15/2056 (Callable 10/15/2033) (b)(c)	968,519	60,021
Benefit Street Partners CLO XXXI, Ltd., Series 2023-31A, Class B1, 6.98% (3 mo. Term SOFR + 2.35%), 04/25/2036 (Callable 04/25/2025) (a)	250,000	250,576
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (Callable 01/25/2025) (a)(c)	92,255	80,531
BMO Mortgage Trust, Series 2024-C9, Class XA, 0.86%, 07/15/2057 (Callable 05/15/2034) (b)(c)	1,072,463	71,585
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, 6.32% (1 mo. Term SOFR + 1.92%), 08/15/2041 (a)	445,000	447,756
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/2041 (a)(c)	195,000	194,277
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.94%, 02/25/2049 (Callable 12/25/2025) (a)(c)	45,172	41,877
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060 (Callable 01/25/2025) (a)(c)	32,705	31,561
BX Trust, Series 2024-PAT, Class A, 6.49% (1 mo. Term SOFR + 2.09%), 03/15/2041 (a)	85,000	85,369
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, 6.15% (1 mo. Term SOFR + 1.75%), 12/15/2037 (a)	100,000	100,080
Chase Mortgage Finance Trust, Series 2007-A1, Class 4A1, 6.43%, 02/25/2037 (Callable 10/25/2027) (c)	3,639	3,594
Citigroup Commercial Mortgage Trust
Series 2016-P3, Class A4, 3.33%, 04/15/2049 (Callable 04/15/2026)	296,312	289,324
Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	505,000	490,066
Citigroup Financial Products, Inc., Series 2018-RP1, Class A1, 3.00%, 09/25/2064 (Callable 10/25/2039) (a)(c)	19,127	18,688
COLT Funding LLC, Series 2021-4, Class A1, 1.40%, 10/25/2066 (Callable 01/25/2025) (a)(c)	146,057	121,506
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065 (Callable 01/25/2025) (a)(c)	48,926	44,403
Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 01/25/2025) (a)(c)	261,588	222,582
Series 2021-1, Class A1, 0.91%, 06/25/2066 (Callable 01/25/2025) (a)(c)	123,525	103,603
Series 2021-3, Class A1, 0.96%, 09/27/2066 (Callable 01/25/2025) (a)(c)	240,570	192,828
Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (Callable 01/25/2025) (a)(c)	307,771	258,216
Series 2022-1, Class A1, 2.28%, 12/27/2066 (Callable 01/25/2025) (a)(c)	356,315	318,994
Series 2022-4, Class A1, 4.30%, 03/25/2067 (Callable 04/25/2025) (a)(c)	74,270	72,362
COMM Mortgage Trust
Series 2022-HC, Class A, 2.82%, 01/10/2039 (Callable 01/10/2027) (a)	100,000	91,909
Series 2022-HC, Class C, 3.38%, 01/10/2039 (Callable 01/10/2027) (a)	100,000	88,933
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 07/16/2029 (Callable 06/15/2027) (a)	133,679	135,385
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class A, 6.34%, 08/10/2044 (a)	155,000	159,734
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (Callable 12/10/2029) (a)(c)	80,000	81,030
Computershare Corporate Trust
Series 2015-NXS1, Class A5, 3.15%, 05/15/2048 (Callable 04/15/2025)	265,000	263,886
Series 2024-C63, Class XA, 1.00%, 08/15/2057 (Callable 05/15/2034) (b)(c)	1,359,343	102,385
Countrywide Home Loans, Inc.
Series 2004-HYB6, Class A2, 6.03%, 11/20/2034 (Callable 01/20/2025) (c)	3,689	3,512
Series 2005-11, Class 6A1, 5.05% (1 mo. Term SOFR + 0.71%), 03/25/2035 (Callable 01/25/2025)	57,206	35,268
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class ASB, 2.96%, 01/15/2049 (Callable 05/15/2026)	68,532	67,941
CSMC Trust
Series 2017-FHA1, Class A1, 3.25%, 04/25/2047 (Callable 04/25/2042) (a)(c)	19,183	17,182
Series 2020-NET, Class A, 2.26%, 08/15/2037 (a)	49,712	48,464
Series 2020-NQM1, Class A1, 2.21%, 05/25/2065 (Callable 01/25/2025) (a)(g)	74,411	69,208
Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (Callable 07/25/2041) (a)(c)	163,159	144,809
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066 (Callable 01/25/2025) (a)(c)	143,355	126,535
Series 2021-NQM5, Class A1, 0.94%, 05/25/2066 (Callable 01/25/2025) (a)(c)	117,832	97,094
Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (Callable 01/25/2025) (a)(c)	288,132	236,470
Series 2021-NQM8, Class A1, 1.84%, 10/25/2066 (Callable 01/25/2025) (a)(c)	157,141	140,387
Series 2021-RPL4, Class A1, 4.10%, 12/27/2060 (Callable 01/25/2025) (a)(c)	86,064	85,856
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (Callable 01/25/2025) (a)(c)	412,183	367,313
DBGS Mortgage Trust
Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	215,000	205,681
Series 2018-C1, Class XA, 0.20%, 10/15/2051 (Callable 07/15/2028) (b)(c)	10,793,748	66,075
DBJPM Mortgage Trust
Series 2016-C1, Class ASB, 3.04%, 05/10/2049 (Callable 04/10/2026)	85,657	84,841
Series 2016-C3, Class A5, 2.89%, 08/10/2049 (Callable 08/10/2026)	475,000	459,517
Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030) (b)(c)	304,236	13,760
DC Commercial Mortgage Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/2040 (a)(c)	90,000	89,938
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066 (Callable 01/25/2025) (a)(c)	48,255	42,191
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.93%, 06/25/2066 (Callable 01/25/2025) (a)(c)	57,524	47,000
Series 2022-1, Class A1, 2.21%, 01/25/2067 (Callable 02/25/2025) (a)(c)	188,707	162,825
Fannie Mae Connecticut Avenue Securities, Series 2024-R02, Class 1M2, 6.37% (30 day avg SOFR US + 1.80%), 02/25/2044 (Callable 02/25/2029) (a)	70,000	70,752
FirstKey Homes Trust
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	113,865	111,965
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)	481,464	471,931
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MV, 3.50%, 10/25/2058 (Callable 10/25/2045)	59,369	52,872
GCAT Trust
Series 2021-NQM1, Class A1, 0.87%, 01/25/2066 (Callable 01/25/2025) (a)(c)	89,011	76,434
Series 2021-NQM2, Class A1, 1.04%, 05/25/2066 (Callable 01/25/2025) (a)(c)	113,067	94,761
Series 2021-NQM3, Class A1, 1.09%, 05/25/2066 (Callable 01/25/2025) (a)(c)	144,267	122,918
Series 2021-NQM4, Class A1, 1.09%, 08/25/2066 (Callable 01/25/2025) (a)(c)	208,931	169,332
Series 2021-NQM7, Class A1, 1.92%, 08/25/2066 (Callable 06/25/2031) (a)(c)	102,428	93,585
Government National Mortgage Association, Series 2013-37, Class LG, 2.00%, 01/20/2042	18,898	18,288
GS Mortgage Securities Corp. II, Series 2020-GC45, Class XA, 0.65%, 02/13/2053 (Callable 10/13/2029) (b)(c)	1,419,988	34,989
GS Mortgage Securities Trust
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (Callable 11/05/2025) (a)	144,458	121,083
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	35,000	34,382
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.85% (1 mo. Term SOFR + 1.45%), 05/15/2038 (a)	220,000	220,171
HIH Trust, Series 2024-61P, Class A, 6.24% (1 mo. Term SOFR + 1.84%), 10/15/2041 (a)	110,000	110,780
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.88%, 05/10/2039 (a)(c)	100,000	100,591
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (Callable 01/25/2025) (a)(c)	115,246	94,464
Series 2022-NQM2, Class A1, 3.64%, 03/25/2067 (Callable 03/25/2025) (a)(g)	399,178	368,637
JP Morgan Chase Commercial Mortgage Securities, Series 2024-OMNI, Class A, 5.80%, 10/05/2039 (a)(c)	250,000	253,205
JPMBB Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, 01/16/2037 (Callable 01/16/2025) (a)	90,000	80,599
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A1, 4.75%, 07/25/2061 (Callable 01/25/2025) (a)(g)	112,346	112,289
Series 2021-GS4, Class A1, 4.65%, 11/25/2060 (Callable 01/25/2025) (a)(g)	63,173	63,221
LEX 2024-BBG Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/2033 (Callable 10/13/2028) (a)(c)	100,000	98,206
Mcp Holding Co. LLC, Series 2024-70P, Class A, 5.31%, 03/10/2041 (a)(c)	425,000	422,440
MF1, Ltd., Series 2022-FL8, Class AS, 6.12% (1 mo. Term SOFR + 1.75%), 02/19/2037 (Callable 01/17/2025) (a)	260,000	256,237
MFRA Trust
Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (Callable 01/25/2025) (a)(c)	15,444	14,372
Series 2021-NQM1, Class A1, 1.15%, 04/25/2065 (Callable 01/25/2025) (a)(c)	56,156	51,957
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (Callable 01/25/2025) (a)(c)	78,984	69,210
Mill City Mortgage Loan Trust
Series 2017-3, Class A1, 2.75%, 01/25/2061 (Callable 05/25/2029) (a)(c)	6,534	6,508
Series 2018-1, Class A1, 3.25%, 05/25/2062 (Callable 03/25/2033) (a)(c)	19,930	19,678
Series 2019-GS1, Class A1, 2.75%, 07/25/2059 (Callable 11/25/2052) (a)(c)	116,879	113,470
Mill City Mortgage Trust, Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 10/25/2032) (a)(c)	8,980	8,940
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 5.47% (1 mo. Term SOFR + 1.13%), 10/25/2033 (Callable 01/25/2025)	35,667	35,526
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	175,000	171,442
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/2056 (Callable 09/15/2033) (b)(c)	235,609	14,479
New Economy Assets LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (Callable 01/20/2025) (a)	250,000	230,722
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75%, 11/26/2035 (Callable 09/25/2030) (a)(c)	25,553	24,271
Series 2016-4A, Class A1, 3.75%, 11/25/2056 (Callable 09/25/2032) (a)(c)	22,393	21,001
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 07/25/2032) (a)(c)	17,357	16,477
Series 2017-5A, Class A1, 5.95% (1 mo. Term SOFR + 1.61%), 06/25/2057 (Callable 07/25/2029) (a)	14,697	14,952
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 10/25/2033) (a)(c)	61,628	58,990
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (Callable 10/25/2035) (a)(c)	131,735	127,379
Series 2018-4A, Class A1S, 5.20% (1 mo. Term SOFR + 0.86%), 01/25/2048 (Callable 01/25/2031) (a)	49,357	48,475
Series 2019-3A, Class A1A, 3.75%, 11/25/2058 (Callable 01/25/2032) (a)(c)	92,140	87,008
Series 2019-5A, Class A1B, 3.50%, 08/25/2059 (Callable 04/25/2036) (a)(c)	64,782	60,303
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059 (Callable 01/25/2025) (a)(c)	18,971	17,822
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (Callable 01/25/2025) (a)(c)	39,384	37,014
Series 2021-NQM3, Class A1, 1.16%, 11/27/2056 (Callable 01/25/2025) (a)(c)	233,331	201,220
Series 2022-NQM1, Class A1, 2.28%, 04/25/2061 (Callable 01/25/2025) (a)(c)	363,416	312,802
NJ Trust 2023-GSP, Series 2023-GSP, Class A, 6.48%, 01/06/2029 (a)(c)	175,000	182,269
NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (Callable 01/25/2025) (a)(c)	235,734	198,319
OBX Trust
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (Callable 01/25/2025) (a)(c)	135,680	115,651
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (Callable 01/25/2025) (a)(c)	144,320	116,466
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061 (Callable 01/25/2025) (a)(c)	321,478	282,223
OCP CLO Ltd., Series 2021-22A, Class AR, 5.91% (3 mo. Term SOFR + 1.35%), 10/20/2037 (a)	450,000	450,943
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061 (Callable 01/25/2025) (a)(c)	93,708	77,579
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1, 4.87%, 07/25/2051 (Callable 01/25/2025) (a)(g)	106,086	106,024
Series 2021-RN1, Class A1, 4.99%, 02/25/2061 (Callable 01/25/2025) (a)(g)	189,907	190,015
Series 2021-RN2, Class A1, 4.74%, 07/25/2051 (Callable 01/25/2025) (a)(g)	101,825	101,305
Progress Residential Trust
Series 2021-SFR1, Class A, 1.05%, 04/17/2038 (a)	395,942	383,843
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (a)	364,374	352,188
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	324,579	308,022
Series 2022-SFR3, Class A, 3.20%, 04/17/2039 (Callable 04/17/2025) (a)	106,658	102,709
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (a)	297,105	288,769
Series 2022-SFR5, Class A, 4.45%, 06/17/2039 (a)	96,250	95,035
Series 2022-SFR7, Class A, 4.75%, 10/27/2039 (a)	142,915	141,828
PRPM LLC, Series 2021-9, Class A1, 5.36%, 10/25/2026 (Callable 01/25/2025) (a)(g)	246,670	246,170
PRPM Trust
Series 2020-6, Class A1, 6.36%, 11/25/2025 (Callable 01/25/2025) (a)(g)	37,801	37,939
Series 2021-4, Class A1, 4.87%, 04/25/2026 (Callable 01/25/2025) (a)(g)	146,401	146,188
Series 2021-5, Class A1, 4.79%, 06/25/2026 (Callable 01/25/2025) (a)(g)	139,959	139,437
Series 2021-6, Class A1, 4.79%, 07/25/2026 (Callable 01/25/2025) (a)(g)	110,445	110,336
Sabey Data Center Issuer LLC, Series 2024-1, Class A2, 6.00%, 04/20/2049 (Callable 04/20/2027) (a)	50,000	50,545
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	75,000	72,513
Series 2020-COVE, Class A, 2.63%, 03/15/2037 (a)	355,000	332,759
SGR Residential Mortgage Trust, Series 2021-1, Class A1, 1.16%, 07/25/2061 (Callable 01/25/2025) (a)(c)	212,517	170,654
SHR Trust, Series 2024-LXRY, Class A, 6.35% (1 mo. Term SOFR + 1.95%), 10/15/2041 (a)	450,000	454,064
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 01/25/2025) (a)(c)	12,401	12,013
Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 01/25/2025) (a)(c)	91,458	84,797
Series 2021-2, Class A1, 0.94%, 05/25/2065 (Callable 01/25/2025) (a)(c)	34,544	32,065
Series 2021-6, Class A1, 1.92%, 11/25/2066 (Callable 01/25/2025) (a)(c)	231,670	200,337
Towd Point Mortgage Trust
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 01/25/2028) (a)(c)	11,510	11,331
Series 2018-2, Class A1, 3.25%, 03/25/2058 (Callable 02/25/2028) (a)(c)	41,831	41,202
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 07/25/2030) (a)(c)	54,756	53,418
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2031) (a)(c)	159,447	152,987
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 08/25/2031) (a)	110,782	99,440
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a)(c)	393,785	329,538
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 04/17/2039 (a)	503,321	489,763
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/2033 (a)(c)	325,000	339,186
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1, 4.99%, 08/25/2051 (Callable 01/25/2025) (a)(g)	127,793	128,195
Series 2021-NPL8, Class A1, 5.12%, 04/25/2051 (Callable 01/25/2025) (a)(g)	77,174	77,258
Series 2021-NPL9, Class A1, 4.99%, 05/25/2051 (Callable 01/25/2025) (a)(g)	46,639	46,497
Verus Securitization Trust
Series 2021-2, Class A1, 1.03%, 02/25/2066 (Callable 01/25/2025) (a)(c)	57,702	51,391
Series 2021-4, Class A1, 0.94%, 07/25/2066 (Callable 01/25/2025) (a)(c)	99,285	83,104
Series 2021-5, Class A1, 1.01%, 09/25/2066 (Callable 01/25/2025) (a)(c)	344,005	286,687
Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 12/25/2025) (a)(c)	156,634	139,656
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (Callable 01/25/2025) (a)(c)	59,962	54,362
Series 2022-1, Class A1, 2.72%, 01/25/2067 (Callable 01/25/2025) (a)(g)	250,800	227,695
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,796,762)		22,753,860

ASSET-BACKED SECURITIES - 7.7%	Par	Value
Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.61%, 01/18/2028 (Callable 01/15/2025) (a)	145,000	145,096
Affirm, Inc.
Series 2024-A, Class A, 5.61%, 02/15/2029 (Callable 02/15/2026) (a)	125,000	125,957
Series 2024-B, Class A, 4.62%, 09/15/2029 (Callable 09/15/2026) (a)	340,000	338,298
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 08/17/2048 (Callable 08/15/2026) (a)	210,000	213,613
American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.09%, 11/12/2027 (Callable 09/12/2026) (a)	119,358	119,626
Amur Equipment Finance Receivables LLC, Series 2024-1A, Class B, 5.37%, 01/21/2031 (Callable 02/20/2028) (a)	100,000	100,868
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 09/15/2026) (a)	119,670	120,103
Auxilior Term Funding LLC, Series 2024-1A, Class A3, 5.49%, 07/15/2031 (Callable 04/15/2029) (a)	140,000	141,745
Avis Budget Car Rental LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (a)	140,000	143,249
Series 2024-1A, Class A, 5.36%, 06/20/2030 (Callable 06/20/2029) (a)	110,000	111,729
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)	165,000	166,375
Bain Capital Credit CLO, Series 2017-2A, Class A1R3, 6.03% (3 mo. Term SOFR + 1.40%), 07/25/2037 (Callable 07/25/2026) (a)	420,000	422,582
Battalion CLO Ltd., Series 2024-25A, Class B, 6.82% (3 mo. Term SOFR + 2.20%), 03/13/2037 (Callable 04/20/2026) (a)	315,000	317,954
BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/2034 (Callable 12/17/2027) (a)	3,733	3,721
Carvana Auto Receivables Trust, Series 2022-P2, Class A3, 4.13%, 04/12/2027 (Callable 04/12/2027)	142,962	142,705
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (Callable 01/15/2025) (a)	89,945	87,903
Series 2020-1, Class A2, 1.99%, 07/15/2060 (Callable 01/15/2025) (a)	87,097	78,296
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (Callable 01/15/2025) (a)	94,245	89,396
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (a)	107,484	107,527
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91%, 08/16/2027 (Callable 07/15/2027) (a)	75,703	75,870
Credit Acceptance Corp.
Series 2024-1A, Class A, 5.68%, 03/15/2034 (Callable 06/15/2026) (a)	140,000	141,951
Series 2024-2A, Class B, 6.11%, 08/15/2034 (Callable 04/15/2027) (a)	305,000	310,435
DB Master Finance Parent LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051 (Callable 11/20/2027) (a)	596,550	504,701
DigitalBridge Group, Inc.
Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (Callable 09/15/2026) (a)	315,000	312,633
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (Callable 09/15/2027) (a)	175,000	169,871
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 02/22/2028 (Callable 11/20/2027) (a)	110,000	111,879
Domino's SPV Guarantor LLC
Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (Callable 01/25/2025) (a)	180,025	179,021
Series 2019-1A, Class A2, 3.67%, 10/25/2049 (Callable 10/25/2026) (a)	72,000	66,850
Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (Callable 10/25/2025) (a)	481,388	438,088
DT Auto Owner Trust, Series 2023-2A, Class B, 5.41%, 02/15/2029 (Callable 03/15/2027) (a)	110,000	110,274
Elmwood CLO Ltd.
Series 2022-6A, Class BR, 7.05% (3 mo. Term SOFR + 2.40%), 10/17/2036 (Callable 10/17/2025) (a)	285,000	286,665
Series 2023-2A, Class B, 6.90% (3 mo. Term SOFR + 2.25%), 04/16/2036 (Callable 04/16/2025) (a)	250,000	250,697
Enterprise Fleet Financing, Series 2024-1, Class A3, 5.16%, 09/20/2030 (Callable 08/20/2027) (a)	60,000	60,690
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11%, 09/15/2027 (Callable 09/15/2027)	47,472	47,627
Flagship Credit Auto Trust
Series 2022-3, Class B, 4.69%, 07/17/2028 (Callable 04/15/2027) (a)	204,000	203,723
Series 2023-1, Class B, 5.05%, 01/18/2028 (Callable 01/18/2028) (a)	53,000	53,092
Series 2023-2, Class B, 5.21%, 05/15/2028 (Callable 02/15/2028) (a)	136,000	136,314
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89%, 04/16/2029 (Callable 04/16/2029) (a)	140,000	139,776
GreatAmerica Leasing Receivables, Series 2024-1, Class B, 5.18%, 12/16/2030 (Callable 02/15/2028) (a)	55,000	55,373
GTP Acquisition Partners I LLC, Series 2015-1-2, 3.48%, 06/16/2025 (Callable 02/02/2025) (a)	300,000	297,941
Hertz Vehicle Financing LLC, Series 2023-3A, Class A, 5.94%, 02/25/2028 (a)	370,000	376,972
Madison Park Funding Ltd., Series 2024-67A, Class A1, 6.14% (3 mo. Term SOFR + 1.51%), 04/25/2037 (Callable 04/25/2026) (a)	420,000	423,320
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 03/15/2030) (a)	87,299	76,952
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 09/15/2030) (a)	146,458	128,022
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033) (a)	184,463	185,017
Octagon Investment Partners Ltd., Series 2023-2A, Class B, 6.97% (3 mo. Term SOFR + 2.35%), 04/20/2036 (Callable 04/20/2025) (a)	280,000	280,625
RR, Ltd.
Series 2022-23A, Class A2R, 7.31% (3 mo. Term SOFR + 2.65%), 10/15/2035 (Callable 07/15/2025) (a)	420,000	422,209
Series 2023-26A, Class A2, 6.91% (3 mo. Term SOFR + 2.25%), 04/15/2038 (Callable 04/15/2025) (a)	250,000	250,445
Santander Drive Auto Receivables Trust
Series 2023-1, Class B, 4.98%, 02/15/2028 (Callable 11/15/2026)	108,563	108,659
Series 2023-3, Class B, 5.61%, 07/17/2028 (Callable 05/15/2027)	190,000	191,804
Series 2023-4, Class B, 5.77%, 12/15/2028 (Callable 04/15/2027)	195,000	197,763
SBA Depositor LLC, Series 2019-1, 2.84%, 01/15/2025 (a)	155,000	155,000
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 01/22/2029 (Callable 10/20/2026) (a)	70,000	70,565
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.52%, 01/20/2032 (Callable 01/20/2030) (a)	100,000	101,721
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.47%, 12/20/2029 (Callable 08/20/2027) (a)	155,000	157,511
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2, 5.90%, 07/25/2048 (Callable 06/25/2026) (a)	180,000	182,632
Series 2024-1A, Class A2, 5.90%, 03/25/2049 (Callable 03/25/2027) (a)	100,000	102,066
Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/2050 (Callable 01/20/2025) (a)	100,000	97,244
Taco Bell Corp., Series 2018-1A, Class A2II, 4.94%, 11/25/2048 (Callable 11/25/2025) (a)	280,988	276,475
Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (Callable 02/25/2026) (a)	725,085	644,360
Texas Debt Capital CLO Ltd., Series 2023-1A, Class B, 6.92% (3 mo. Term SOFR + 2.30%), 04/20/2036 (Callable 04/20/2025) (a)	250,000	250,521
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 06/15/2028 (Callable 02/15/2027) (a)	99,949	100,272
Venture CDO Ltd., Series 2021-42A, Class A1A, 6.05% (3 mo. Term SOFR + 1.39%), 04/15/2034 (Callable 01/15/2025) (a)	410,000	410,615
Vertical Bridge Holdings LLC, Series 2024-1A, Class C2, 5.59%, 05/15/2054 (Callable 05/15/2027) (a)	205,000	205,522
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (Callable 03/15/2025) (a)	158,074	151,678
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 01/18/2028 (Callable 11/15/2026) (a)	60,000	60,217
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 03/05/2025) (a)	197,000	184,447
World Omni Auto Receivables Trust, Series 2023-A, Class B, 5.03%, 05/15/2029 (Callable 11/15/2026)	100,000	100,473
TOTAL ASSET-BACKED SECURITIES (Cost $12,709,500)		12,823,321

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.5%	Par	Value
Bermuda Government International Bond
2.38%, 08/20/2030 (Callable 05/20/2030)	200,000	170,180
5.00%, 07/15/2032 (Callable 04/15/2032) (a)	200,000	193,400
Hungary Government International Bond, 5.50%, 03/26/2036 (a)	200,000	187,472
Mexico Government International Bond
3.50%, 02/12/2034 (Callable 11/12/2033)	410,000	327,186
6.00%, 05/07/2036 (Callable 02/07/2036)	640,000	603,861
Panama Government International Bond, 2.25%, 09/29/2032 (Callable 06/29/2032)	200,000	140,452
Peruvian Government International Bond
3.00%, 01/15/2034 (Callable 10/15/2033)	40,000	32,230
5.38%, 02/08/2035 (Callable 11/08/2034)	165,000	158,883
Romanian Government International Bond
5.88%, 01/30/2029 (a)	252,000	245,652
3.00%, 02/14/2031	338,000	273,961
Uruguay Government International Bond, 4.38%, 01/23/2031 (Callable 10/23/2030)	100,000	97,149
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $2,618,970)		2,430,426

MUNICIPAL BONDS - 1.3%	Par	Value
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/01/2040	98,548	108,650
Commonwealth of Massachusetts, 4.11%, 07/15/2031	106,923	104,498
County of Riverside CA
2.96%, 02/15/2027	345,000	333,384
3.07%, 02/15/2028	345,000	328,324
District of Columbia, 3.43%, 04/01/2042 (Obligor: National Public Radio Inc)	125,000	97,115
Metropolitan Transportation Authority
5.18%, 11/15/2049	20,000	17,201
5.00%, 11/15/2050 (Callable 05/15/2030)	100,000	103,219
New York Transportation Development Corp., 4.25%, 09/01/2035 (Obligor: Research Fndtn Of St Univ)	230,000	220,274
Philadelphia Authority for Industrial Development, 6.55%, 10/15/2028	355,000	374,405
Regents of the University of California Medical Center Pooled Revenue, 6.55%, 05/15/2048	35,000	37,631
State Board of Administration Finance Corp., 1.26%, 07/01/2025	250,000	245,853
State of California, 7.30%, 10/01/2039	60,000	68,397
Texas Natural Gas Securitization Finance Corp., 5.10%, 04/01/2035	208,554	209,121
TOTAL MUNICIPAL BONDS (Cost $2,381,407)		2,248,072

SHORT-TERM INVESTMENTS - 1.4%		Value
Investments Purchased with Proceeds from Securities Lending - 0.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (h)	293,425	293,425

Money Market Funds - 1.2%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (h)	2,000,519	2,000,519
TOTAL SHORT-TERM INVESTMENTS (Cost $2,293,944)		2,293,944

TOTAL INVESTMENTS - 109.9% (Cost $196,704,608)		182,061,831
Liabilities in Excess of Other Assets - (9.9)%		(16,443,806)
TOTAL NET ASSETS - 100.0%		$165,618,025
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LP Limited Partnership
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $38,538,076 or 23.3% of the Fund’s net assets.

(b)	Interest only security.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(d)	To-be-announced security.
(e)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $286,526 which represented 0.2% of net assets.
(f)	Represents less than 0.05% of net assets.
(g)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(h)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $711,570.

GuideMark Core Fixed Income Fund
Schedule of Futures Contracts
December 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Note Future	3	03/20/2025	$356,719	$(9,974)
				$(9,974)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra 10 Year Note Future	(28)	03/20/2025	$3,116,750	$36,508
U.S. Treasury 10 Year Note Future	(41)	03/20/2025	4,458,750	43,040
U.S. Treasury 2 Year Note Future	(5)	03/31/2025	1,028,047	1,809
U.S. Treasury 5 Year Note Future	(45)	03/31/2025	4,783,711	42,045
U.S. Treasury Long Bond Future	(14)	03/20/2025	1,593,813	37,354
				$160,756
Net Unrealized Appreciation (Depreciation)				$150,782

GuideMark Core Fixed Income Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
December 31, 2024 (Unaudited)

Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
4.49%	SOFR	1.56%	Annually	12/15/2051	$565,000	$(3,160)	$227,959	$224,799
4.49%	SOFR	2.88%	Annually	03/15/2053	310,000	3,411	59,115	62,526
4.49%	SOFR	2.97%	Annually	03/15/2053	990,000	3,009	181,027	184,036
4.49%	SOFR	3.59%	Annually	09/20/2053	180,000	740	11,076	11,816
Total Interest Rate Swaps						$4,000	$479,177	$483,177

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.

SOFR - Secured Overnight Borrowing Rate